Condensed Consolidated Statements of Comprehensive (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Revenue
Construction materials	$ 79,953				$ 86,346					$ 355,666	$ 361,843	$ 346,328
Heavy/highway construction	47,893				51,031					240,904	262,714	300,658
Traffic safety services and equipment	19,898				19,063					73,258	71,008	68,812
Other revenues					1,541					7,262	10,369	9,601
Total net revenue	147,744	68,331	190,236	260,542	157,981	79,762	213,887	266,216	146,069	677,090	705,934	725,399
Cost of revenue (exclusive of items shown separately below)
Construction materials	64,076				65,697					259,972	258,836	244,315
Heavy/highway construction	47,404				51,926					232,953	255,303	281,077
Traffic safety services and equipment	16,238				14,898					60,044	55,840	50,026
Other costs					910					4,534	5,507	3,193
Total cost of revenue	127,718				133,431					557,503	575,486	578,611
Depreciation, depletion and amortization	12,118				11,843					50,942	51,674	45,917
Pension and profit sharing	1,878				1,841					8,325	7,622	8,907
Selling, administrative and general expenses	19,413				17,682					77,138	64,511	61,547
Loss (gain) on disposals of property, equipment and software	152				(35)					323	808	(600)
Operating loss	(13,535)	(48,886)	1,977	31,735	(6,781)	(53,782)	22,319	37,397	(1,201)	(21,845)	4,733	31,017
Interest expense, net	(19,177)				(22,820)					(75,987)	(46,902)	(41,586)
Loss before income taxes	(32,712)				(29,601)					(97,692)	(41,826)	(10,251)
Income tax benefit	(3,475)				(11,487)					(41,558)	(16,397)	(4,478)
Net loss	(29,237)	(37,694)	(8,848)	8,522	(18,114)	(38,280)	5,680	11,733	(4,562)	(56,134)	(25,429)	(5,773)
Unrealized actuarial gains and amortization of prior service costs, net of income taxes	69				77					(241)	(778)	173
Comprehensive loss	(29,168)				(18,037)					(56,375)	(26,207)	(5,600)
Less: Comprehensive income attributable to noncontrolling interest	(739)				(305)					(1,384)	(820)	(1,195)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	$ (29,907)	$ (38,452)	$ (9,167)	$ 8,202	$ (18,342)	$ (39,440)	$ 5,778	$ 11,464	$ (4,829)	$ (57,759)	$ (27,027)	$ (6,795)